Convertible Loans (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Statement Line Items [Line Items]
Balance	$ 1,929,244
Proceeds from issuance of convertible loans	6,946,787	$ 1,596,401	$ 1,754,291
Repayment in cash	(283,393)
Interest accretion	736,331	988,530	819,060
Balance		1,929,244
Convertible loans [member]
Statement Line Items [Line Items]
Balance	1,929,244	2,875,420
Proceeds from issuance of convertible loans	6,946,787	1,596,401
Conversion of convertible loan to shares	(7,889,535)	(2,614,343)
Repayment in cash	(283,393)
Less: conversion component of convertible loans	(792,450)	(141,000)
Less: finders fee	(642,095)	(494,000)
Interest accrued	398,208	229,854
Issuance of shares for interest payment	(398,208)	(206,962)
Interest accretion	689,664	720,250	549,069
Foreign exchange translation adjustment	41,778	(36,376)
Balance		$ 1,929,244	$ 2,875,420